Financial Instruments - Risk Management (Tables)	12 Months Ended
Oct. 31, 2024
Statement [Line Items]
Summary of Credit Risk Exposures
Under the standardized approach, credit risk is estimated using the risk weights as prescribed by the Basel framework either based on cre
d
it assessments by external rating agencies or based on the counterparty type for non-retail
exposures and product type for retail exposures. Standardized risk weights also take into account other factors such as specific provisions for defaulted exposures, eligible collateral, and loan-to-value
for real estate secured retail exposures.

As at October 31 ($ millions)	2024 (1)				2023 (1)
	Exposure at default (2)
Category	Drawn (3)	Undrawn commitments	Other exposures (4)	Total	Total
By counterparty type
Non-retail
IRB portfolio
Corporate	$204,357	$75,655	$77,588	$357,600	$391,575
Bank	17,153	14,446	25,049	56,648	55,096
Sovereign	245,009	3,350	10,499	258,858	253,293
	466,519	93,451	113,136	673,106	699,964
Standardized portfolio
Corporate	42,169	5,094	18,112	65,375	58,259
Bank	2,760	310	143	3,213	2,895
Sovereign	23,878	156	286	24,320	25,522
	68,807	5,560	18,541	92,908	86,676
Total non-retail	$535,326	$99,011	$131,677	$766,014	$786,640
Retail
IRB portfolio
Real estate secured	$249,586	$56,809	$–	$306,395	$288,659
Qualifying revolving	17,220	50,365	–	67,585	58,679
Other retail	33,666	4,999	–	38,665	39,273
	300,472	112,173	–	412,645	386,611
Standardized portfolio
Real estate secured	63,468	104	–	63,572	64,996
Other retail	53,820	9,332	62	63,214	60,440
	117,288	9,436	62	126,786	125,436
Total retail	$417,760	$121,609	$62	$539,431	$512,047
Total	$953,086	$220,620	$131,739	$1,305,445	$1,298,687
By geography (5)
Canada	$583,348	$161,659	$38,171	$783,178	$766,005
United States	141,510	35,889	60,802	238,201	223,574
Chile	52,760	3,983	3,436	60,179	66,733
Mexico	52,418	3,254	2,767	58,439	62,296
Peru	27,774	2,261	2,574	32,609	32,467
Colombia	13,033	1,278	704	15,015	16,833
Other International
Europe	15,975	5,659	17,142	38,776	43,281
Caribbean	32,347	2,248	1,575	36,170	33,974
Latin America (other)	15,897	958	887	17,742	21,672
All other	18,024	3,431	3,681	25,136	31,852
Total	$953,086	$220,620	$131,739	$1,305,445	$1,298,687

(1)	Regulatory amounts reported in 2024 and 2023 are under Revised Basel III requirements.
(2)
Exposure at default is presented after credit risk mitigation. Exposures exclude equ ity securities
and other assets. Portfolios under the Standardized Approach are reported net of specific allowances for credit losses and net of collateral amounts treated under the Comprehensive Approach.

(3)
Non-retail
drawn includes loans, acceptances, deposits with financial institutions and FVOCI debt securities. Retail drawn includes residential mortgages, credit cards, lines of credit, other personal loans and small business treated as other regulatory retail.

(4)
Other exposures include
off-balance
sheet lending instruments such as letters of credit, letters of guarantees, securitizations, derivatives and repo-style transactions (reverse repurchase agreements, repurchase agreements, securities lending and securities borrowing), net of related collateral.

(5)	Geographic segmentation is based upon the location of the ultimate risk of the credit exposure.

Summary of Subject to Market and Credit Risk With a Reconcilation

	Credit Risk Exposures						Other Exposures
	Drawn		Other Exposures				Market Risk Exposures
As at October 31, 2024 ($ millions)	Non-retail	Retail	Securitization	Repo-style Transactions	Derivative Financial Instruments	Equity	Also subject to Credit Risk		All Other (1)	Total
Cash and deposits with financial institutions	$60,501	$–	$–	$–	$–	$–	$–	$–	$3,359	$63,860
Precious metals	–	–	–	–	–	–	–	2,540	–	2,540
Trading assets
Securities	331	–	–	–	–	–	–	119,581	–	119,912
Loans	933	–	–	–	–	–	569	6,716	–	7,649
Other	–	–	–	–	–	–	–	2,166	–	2,166
Financial assets designated at fair value through profit or loss	–	–	–	–	–	–	–	–	–	–
Securities purchased under resale agreements and securities borrowed	–	–	–	200,543	–	–	–	–	–	200,543
Derivative financial instruments	–	–	–	–	44,379	–	39,736	–	–	44,379
Investment securities	147,607	–	–	–	–	5,008	–	–	217	152,832
Loans:
Residential mortgages (2)	61,467	289,358	–	–	–	–	–	–	116	350,941
Personal loans	711	101,821	3,847	–	–	–	–	–	–	106,379
Credit cards	–	13,892	162	–	–	–	–	–	3,320	17,374
Business & government	261,903	12,904	17,627	–	–	–	–	–	237	292,671
Allowances for credit losses (3)	(363)	(1,170)	–	–	–	–	–	–	(5,003)	(6,536)
Customers’ liability under acceptances	149	–	–	–	–	–	–	–	(1)	148
Property and equipment	–	–	–	–	–	–	–	–	5,252	5,252
Investment in associates	–	–	–	–	–	62	–	–	1,759	1,821
Goodwill and other intangibles assets	–	–	–	–	–	–	–	–	16,853	16,853
Other (including Deferred tax assets)	5,968	1,220	–	343	–	–	–	448	25,264	33,243

Total	$539,207	$418,025	$21,636	$200,886	$44,379	$5,070	$40,305	$131,451	$51,373	$1,412,027

(1)	Includes the Bank’s insurance subsidiaries’ assets and all other assets which are not subject to credit and market risks.
(2)	Includes $56.3 billion in mortgages guaranteed by Canada Mortgage Housing Corporation and federally backed privately insured mortgages.
(3)	Amounts for IRB exposures are reported gross of allowances and amounts for standardized exposures are reported net of allowances.

	Credit Risk Exposures						Other Exposures
	Drawn		Other Exposures				Market Risk Exposures
As at October 31, 2023 ($ millions)	Non-retail	Retail	Securitization	Repo-style Transactions	Derivative Financial Instruments	Equity	Also subject to Credit Risk		All Other (1)	Total
Cash and deposits with financial institutions	$86,883	$–	$–	$–	$–	$–	$–	$–	$3,429	$90,312
Precious metals	–	–	–	–	–	–	–	937	–	937
Trading assets
Securities	–	–	–	–	–	–	–	107,614	(2)	107,612
Loans	584	–	–	–	–	–	433	6,960	–	7,544
Other	–	–	–	–	–	–	–	2,712	–	2,712
Financial assets designated at fair value through profit or loss	–	–	–	–	–	–	–	–	–	–
Securities purchased under resale agreements and securities borrowed	–	–	–	199,325	–	–	–	–	–	199,325
Derivative financial instruments	–	–	–	–	51,340	–	36,512	–	–	51,340
Investment securities	117,172	–	–	–	–	4,022	–	–	(2,957)	118,237
Loans:
Residential mortgages (2)	65,381	278,688	–	–	–	–	–	–	113	344,182
Personal loans	800	99,214	4,156	–	–	–	–	–	–	104,170
Credit cards	–	14,100	251	–	–	–	–	–	2,758	17,109
Business & government	264,824	11,690	15,479	–	–	–	–	–	(171)	291,822
Allowances for credit losses (3)	(474)	(975)	–	–	–	–	–	–	(4,923)	(6,372)
Customers’ liability under acceptances	18,718	–	–	–	–	–	–	–	(90)	18,628
Property and equipment	–	–	–	–	–	–	–	–	5,642	5,642
Investment in associates	–	–	–	–	–	59	–	–	1,866	1,925
Goodwill and other intangibles assets	–	–	–	–	–	–	–	–	17,193	17,193
Other (including Deferred tax assets)	7,129	1,170	–	237	–	–	–	–	29,935	38,471

Total	$561,017	$403,887	$19,886	$199,562	$51,340	$4,081	$36,945	$118,223	$52,793	$1,410,789

(1)	Includes the Bank’s insurance subsidiaries’ assets and all other assets which are not subject to credit and market risks.
(2)	Includes $60.2 billion in mortgages guaranteed by Canada Mortgage Housing Corporation and federally backed privately insured mortgages.
(3)	Amounts for IRB exposures are reported gross of allowances and amounts for standardized exposures are reported net of allowances.

Summary of Cross Referencing of Internal Ratings to External Ratings	The following table cross references the Bank’s internal borrower grades with equivalent ratings categories utilized by external rating agencies:

Cross referencing of internal ratings to external ratings (1)
Equivalent External Rating
S&P and Fitch	Moody’s	Morningstar DBRS	Internal Grade	Internal Grade Code	PD Range (2)
AAA to AA+	Aaa to Aa1	AAA to AA (high)		99 – 98	0.0000% – 0.0565%
AA to A+	Aa2 to A1	AA to A (high)		95	0.0565% – 0.0689%
A to A-	A2 to A3	A to A (low)	Investment grade	90	0.0689% – 0.0813%
BBB+	Baa1	BBB (high)		87	0.0813% – 0.1185%
BBB	Baa2	BBB		85	0.1185% – 0.1860%
BBB-	Baa3	BBB (low)		83	0.1860% – 0.2581%
BB+	Ba1	BB (high)		80	0.2581% – 0.3581%
BB	Ba2	BB		77	0.3581% – 0.6668%
BB-	Ba3	BB (low)	Non-Investment grade	75	0.6668% – 1.3555%
B+	B1	B (high)		73	1.3555% – 2.3298%
B to B-	B2 to B3	B to B (low)		70	2.3298% – 5.7966%
CCC+	Caa1	–		65	5.7966% – 14.9037%
CCC	Caa2	–	Watch list	60	14.9037% – 27.2859%
CCC- to CC	Caa3 to Ca	–		40	27.2859% – 46.7412%
–	–	–		30	46.7412% – 100.0000%
Default			Default	21	100%

(1)	Applies to non-retail portfolio.
(2)	PD Ranges as at October 31, 2024. The Range does not include the upper boundary for the row.

Summary of Interest Rate Sensitivity
Based on the Bank’s interest rate positions, the following table shows the pro-forma
pre-tax
impact on the Bank’s net interest income over the next twelve months and economic value of equity of an immediate and sustained 100 basis points increase and decrease in interest rates across major currencies as defined by the Bank. These calculations are based on models that consider a number of inputs and are on a constant balance sheet and make no assumptions for management actions to mitigate the risk.

As at October 31 ($ millions)	2024						2023
	Net interest income			Economic value of equity
	Canadian dollar	Other currencies	Total	Canadian dollar	Other currencies	Total	Net interest income	Economic value of equity
100 bp increase	$26	$(47)	$(21)	$(332)	$(1,006)	$(1,338)	$(99)	$(1,256)
100 bp decrease	$(63)	$32	$(31)	$26	$754	$780	$68	$824

Summary of VaR by Risk Factor	The
Bank calculates general market risk VaR using historical simulation based on 300 days of market data. In conjunction with the Bank’s implementation of the Fundamental Review of the Trading Book (FRTB) in Q1 2024, additional portfolios have been included in the VaR calculation. Prior period has been revised to reflect this change. The table below shows the Bank’s VaR by risk factor:

		For the year ended October 31, 2024
($ millions)	As at October 31, 2024	Average	High	Low	As at October 31, 2023
Credit spread plus interest rate	$12.5	$13.6	$34.3	$6.8	$13.7
Credit spread	7.3	8.4	13.6	5.9	8.1
Interest rate	17.5	12.3	26.9	5.8	15.2
Equities	5.4	5.1	10.1	3.0	4.9
Foreign exchange	2.9	3.2	9.4	1.1	3.0
Commodities	2.8	2.6	4.6	1.3	2.9
Debt specific	3.6	3.4	4.8	2.3	3.7
Diversification effect	(15.0)	(13.1)	n/a	n/a	(11.0)
All-Bank VaR	$12.1	$14.9	$24.2	$8.3	$17.3

AIRB portfolio [member]
Statement [Line Items]
Summary of Credit Risk Exposures
The credit quality of the
non-retail
IRB portfolio, expressed in terms of risk categories of borrower internal grades is shown in the table belo
w:

		2024 (1)				2023 (1)
		Exposure at Default (2)
As at October 31 ($ millions) Category of internal grades	IG Code	Drawn	Undrawn commitments	Other exposures (3)	Total	Total
Investment grade	99 – 98	$150,557	$1,521	$22,044	$174,122	$171,655
	95	35,852	12,679	22,751	71,282	67,579
	90	14,275	12,368	22,953	49,596	63,244
	87	30,694	16,237	16,768	63,699	69,282
	85	28,252	13,252	8,476	49,980	58,705
	83	48,999	13,854	6,489	69,342	77,643
Non-Investment grade	80	40,114	10,144	4,512	54,770	54,968
	77	29,630	6,880	4,219	40,729	37,164
	75	19,495	4,373	3,456	27,324	26,291
	73	8,142	1,253	745	10,140	10,015
	70	2,845	505	441	3,791	3,226
Watch list	65	1,258	193	141	1,592	1,208
	60	903	53	30	986	1,225
	40	672	111	106	889	203
	30	225	6	1	232	106
Default	21	1,287	22	4	1,313	1,009
Total		$413,200	$93,451	$113,136	$619,787	$643,523
Government guaranteed residential mortgages (4)		53,319	–	–	53,319	56,441
Total		$466,519	$93,451	$113,136	$673,106	$699,964

(1)	Regulatory amounts reported in 2024 and 2023 are under Revised Basel III requirements.
(2)	After credit risk mitigation.
(3)
Includes
off-balance
sheet lending instruments such as letters of credit, letters of guarantees, securitizations, derivatives and repo-style transactions (reverse repurchase agreements, repurchase agreements and securities lending and borrowing), net of related collateral.

(4)	These exposures are classified as sovereign exposures and are included in the non-retail category.

Summary of Risk Categories of Borrower by Probability Of Default
The data in the table below provides a distribution of the retail AIRB exposures within each PD range by asset class:

As at October 31 ($ millions)	2024 (1)						2023 (1)
	Exposure at default (2)
		Real estate secured
Category of (PD) grades	PD range	Mortgages	HELOC	Qualifying revolving	Other retail	Total	Total
Exceptionally Low (3)	0.0000% – 0.0500%	$78,914	$53,982	$11,735	$612	$145,243	$123,755
Very Low	0.0501% – 0.1999%	93,065	19,270	29,997	6,587	148,919	145,654
Low	0.2000% – 0.9999%	40,708	5,502	12,655	20,146	79,011	80,470
Medium Low	1.0000% – 2.9999%	10,400	–	8,818	6,260	25,478	24,230
Medium	3.0000% – 9.9999%	28	617	3,349	3,530	7,524	7,506
High	10.0000% – 19.9999%	1,969	152	339	772	3,232	1,882
Extremely High	20.0000% – 99.9999%	971	134	583	575	2,263	2,363
Default	100%	568	115	109	183	975	751
Total		$226,623	$79,772	$67,585	$38,665	$412,645	$386,611

(1)	Regulatory amounts reported in 2024 and 2023 are under Revised Basel III requirements.
(2)	After credit risk mitigation.
(3)	OSFI revised the Retail Probability of Default floor from 0.03% to 0.05% in 2023, under the Revised Basel III framework.